Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The detail of the balances included under cash and cash equivalents is as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Cash and deposits in banks
Cash	1,198,568	1,110,830
Deposits at the Central Bank of Chile	654,883	444,491
Deposits in local banks	1,128	2,646
Deposits in banks abroad	868,703	424,975
Subtotals – Cash and deposits in banks	2,723,282	1,982,942

Net cash items in process of collection	37,442	96,944
Cash and cash equivalents	2,760,724	2,079,886

Schedule of Cash in Process of Collection and in Process	Cash items in process of collection and in process of being cleared represent domestic transactions which have not been processed through the central domestic clearinghouse or international transactions which may be delayed in settlement due to timing differences. These transactions were as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	85,467	93,650
Funds receivable	727,057	750,166
Subtotal	812,524	843,816
Liabilities
Funds payable	(775,082)	(746,872)
Subtotal	(775,082)	(746,872)

Cash in process of collection, net	37,442	96,944